Goodwill and Other Intangible Assets	12 Months Ended
Jun. 30, 2015
Goodwill and Other Intangible Assets

7. Goodwill and Other Intangible Assets

Intangible assets consist of the following:

	2015
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Life Years
Contract rights	$65,102	$(25,428)	$39,674	12
Covenants not to compete	14,800	(14,774)	26	1
Trade names	22,199	—	22,199	None (Indefinite Life)

Total	$102,101	$(40,202)	$61,899

	2014
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Life Years
Contract rights	$67,627	$(22,868)	$44,759	14
Covenants not to compete	14,995	(14,952)	43	—
Trade names	22,918	—	22,918	None (Indefinite Life)

Total	$105,540	$(37,820)	$67,720

Estimated annual amortization expense for intangibles assets is as follows:

Year ending June 30,
2016	$3,162
2017	3,152
2018	3,147
2019	3,146
2020	3,146

$15,753

The following table represents the changes in the carrying amount of goodwill for the years ended June 30, 2015 and 2014 (see Note 8):

Balance as of June 30, 2013	$138,312

Goodwill related to acquisitions	$3,360
Goodwill reduction related to prior acquisitions	$(1,826)
Foreign currency effects on Goodwill	$(688)

Balance as of June 30, 2014	$139,158

Goodwill additions related to prior acquisitions	$1,826
Foreign currency effects on Goodwill	$(6,045)

Balance as of June 30, 2015	$134,939